SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		$ 4,421,917		$ 3,722,830	$ 15,448,921
Additions, net of returns		771,523	[1]	1,521,788	2,044,950
Impairment and disposals	[2]				(13,810,311)
Effect of changes in foreign exchange rates		(63,036)		75,026	39,270
Reclassification
Disposals	[3]			(897,727)
Property and equipment at cost, ending		5,130,404		4,421,917	3,722,830
Property and equipment, accumulated depreciation, beginning		1,236,163		579,770	6,149,408
Depreciation for the year		840,366		631,263	166,342
Impairment and disposals	[2]				(5,735,980)
Effect of changes in foreign exchange rates		(10,359)		25,130
Property and equipment, accumulated depreciation, ending		2,066,170		1,236,163	579,770
Property and equipment, carrying amounts		3,064,234		3,185,754	3,143,060
Equipment not ready for use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		227,147		764,342	3,142,153
Additions, net of returns		(128,575)	[1]	888,726	1,986,210
Impairment and disposals	[2]				(4,388,762)
Effect of changes in foreign exchange rates		(2,238)		(8,828)	24,741
Reclassification		(96,334)		(519,366)
Disposals	[3]			(897,727)
Property and equipment at cost, ending				227,147	764,342
Property and equipment, accumulated depreciation, beginning
Depreciation for the year
Impairment and disposals	[2]
Effect of changes in foreign exchange rates
Property and equipment, accumulated depreciation, ending
Property and equipment, carrying amounts				227,147	764,342
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		71,928			667,342
Additions, net of returns			[1]	68,961
Impairment and disposals	[2]				(667,342)
Effect of changes in foreign exchange rates		(2,206)		2,967
Reclassification		47,393
Disposals	[3]
Property and equipment at cost, ending		117,115		71,928
Property and equipment, accumulated depreciation, beginning		10,777			350,497
Depreciation for the year		18,891		10,332
Impairment and disposals	[2]				(350,497)
Effect of changes in foreign exchange rates		(142)		445
Property and equipment, accumulated depreciation, ending		29,526		10,777
Property and equipment, carrying amounts		87,589		61,151
Machinery and equipment [Member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		3,994,657		2,873,255	11,017,985
Additions, net of returns		842,877	[1]	525,685	39,260
Impairment and disposals	[2]				(8,198,519)
Effect of changes in foreign exchange rates		(56,455)		79,606	14,529
Reclassification		48,941		516,111
Disposals	[3]
Property and equipment at cost, ending		4,830,020		3,994,657	2,873,255
Property and equipment, accumulated depreciation, beginning		1,146,014		511,806	5,411,757
Depreciation for the year		794,834		609,803	144,337
Impairment and disposals	[2]				(5,044,288)
Effect of changes in foreign exchange rates		(10,122)		24,405
Property and equipment, accumulated depreciation, ending		1,930,726		1,146,014	511,806
Property and equipment, carrying amounts		2,899,294		2,848,643	2,361,449
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		128,185		85,233	621,441
Additions, net of returns		57,221	[1]	38,416	19,480
Impairment and disposals	[2]				(555,688)
Effect of changes in foreign exchange rates		(2,137)		1,281
Reclassification				3,255
Disposals	[3]
Property and equipment at cost, ending		183,269		128,185	85,233
Property and equipment, accumulated depreciation, beginning		79,372		67,964	387,154
Depreciation for the year		26,641		11,128	22,005
Impairment and disposals	[2]				(341,195)
Effect of changes in foreign exchange rates		(95)		280
Property and equipment, accumulated depreciation, ending		105,918		79,372	67,964
Property and equipment, carrying amounts		$ 77,351		$ 48,813	$ 17,269

[1]	During the year, the Company returned $196,490 in equipment to a vendor. The equipment was not needed as the Company had alternatives. The equipment was returned without penalty to the Company.
[2]	On November 8, 2019, the Company disposed of property and equipment used in the operations DenseLight.
[3]	During 2020, the Company settled certain R&D expenses by transferring $897,727 worth of equipment to the supplier. The equipment was initially installed in the fabrication facility of the supplier who provided discounted R&D services to the Company. The equipment will be used by the supplier for volume production primarily for the benefit of the Company.